UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

       The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                               MATURITY NEW YORK
                                MUNICIPALS FUND

                      ANNUAL REPORT  |  NOVEMBER 30, 2003


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman..........................  1

Manager Overview..................................  3

Fund Performance..................................  7

Historical Performance............................  8

Schedule of Investments...........................  9

Statement of Assets and Liabilities............... 16

Statement of Operations........................... 17

Statements of Changes in Net Assets............... 18

Notes to Financial Statements..................... 19

Financial Highlights.............................. 28

Independent Auditors' Report...................... 32

Additional Information............................ 33

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

After a formidable run, bonds lost some of their gains as signs of a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields during the second half of the fund's fiscal year dealt a blow to the bond markets over the summer. However, as explained in the accompanying letter, the manager of your fund pursued a lower-duration/i/ approach to reduce some of the fund's sensitivity to rising interest rates, which helped mitigate the fund's volatility. Furthermore, given that the state of New York continued to grapple with budgetary pressures brought on by the weak economy, the manager focused on revenue bonds, which are typically supported directly by the operating revenues of the projects of their issuers. As of the end of the period, the fund had no exposure to uninsured state-backed general obligation issues because the manager had concerns about the state's ability to deal with its budget problems. However, the fund held a modest level of New York City debt obligations.

Please read on to learn more about the recent market environment and your fund manager's investment approach. Keep in mind that given the budgetary challenges facing New York state and the uncertain interest rate environment, investing in municipal bonds with a professional fund manager may be a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they

  1 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report
provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 15, 2003


  2 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

                               MANAGER OVERVIEW

[PHOTO]

Joseph P. Deane

JOSEPH P. DEANE
Vice President and Investment Officer

Performance Review

For the 12 months ended November 30, 2003, Class A shares of the Smith Barney Intermediate Maturity New York Municipals Fund, excluding sales charges, returned 5.44%. These shares underperformed the fund's unmanaged Lehman Brothers Municipal Bond Index,/ii/ which returned 6.65% for the same period. They also underperformed the fund's Lipper New York intermediate municipal debt funds category average, which returned 5.50% for the same period./1/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

The fund's underperformance was predominantly the result of its more conservative positioning. Our approach entailed structuring the fund to be less sensitive to interest rate movements by placing an emphasis on bonds with higher coupons, maintaining a lower average life (7.1 years as of the period's close) than in recent years, and selling U.S. Treasury futures to help hedge the portfolio against interest rate risk./iii/ During the first half of the period as investors snapped up bonds in anticipation that short-term rates would drop, the fund lagged its benchmark because the fund's more conservative position detracted from its ability to reap higher potential returns. However, given that long-term yields rose over the summer, this defensive posture caused the fund to hold up better than the Lehman Brothers Municipal Bond Index and its Lipper category average over the second half of the period as shown in the performance table.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended November 30, 2003, calculated among 32 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

  3 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                6 Months 12 Months
Class A Shares                    0.97%    5.44%
Lehman Brothers Municipal
  Bond Index                      0.19%    6.65%
Lipper New York Intermediate
  Municipal Debt Funds Category
  Average                        -0.26%    5.50%

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

   All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 34 and 32 funds for the six- and 12-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


Overview

When the period began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered investor demand for bonds. Because bond prices typically move opposite to anticipated interest rate movements, many fixed-income investments, including municipal bonds, appreciated over the first half of the period. Amidst this, the state of New York wrestled with addressing budgetary challenges. In an effort to jumpstart the economy, the Fed cut its target for the federal funds rate,/iv/ which dropped to its lowest level since the Eisenhower Administration.


  4 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

U.S. Treasury bonds subsequently sold off, particularly in July, as signs emerged that economic growth was more robust than previously thought, which triggered concerns that inflation could pick up. Bond prices perform less favorably when inflation concerns arise. However, municipal bonds collectively held up better than Treasury bonds during this tumultuous time. Although bond markets regained some of their footing in September, they collectively vacillated during the remainder of the period as third-quarter economic indicators yielded stronger-than-expected results.

Selection of New York Bonds

The State of New York is experiencing severe state budget stress resulting from the nation's recession, the State's dependence on the volatile financial services sector, and the tragedy on September 11, 2001. The stress has been exacerbated by the State's high burden of debt, according to Moody's Investors Service. However, over the past 12 months, the New York general obligation ("GO") sector has been a leading performer versus its counterparts. Given the uncertainties regarding the State's fiscal situation, the fund had no exposure to uninsured "state-backed" GOs as of the end of the period. However, the fund did hold a modest position in New York City debt obligations that had competitive yields and satisfied our credit quality parameters. The fund maintained significant exposure to essential services revenue bonds, particularly education, transportation and water-and-sewer issues. Since revenue bonds are supported directly by the operating revenues of the projects of their issuers, they tend to be less correlated to drops in personal income tax receipts than state-backed GOs. Rather than target specific sectors, however, we focused on investment-grade issues that appeared to offer the best relative value on a risk/reward basis.

Our concern during the period has been that the monetary easing by the Fed coupled with the tax cuts enacted by the U.S. Congress could eventually accelerate economic growth and trigger higher interest rates. While no one can say for sure where interest rates will head, as of the end of the period, we continued to position the portfolio more conservatively in terms of its susceptibility to the risk of rising rates versus its duration over recent years.

  5 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

Thank you for your investment in the Smith Barney Intermediate Maturity New York Municipals Fund. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ Joseph P. Deane
Joseph P. Deane
Vice President and Investment Officer

December 15, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 9 through 13 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.

/i/Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates.
/ii/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
/iii/Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/iv/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

  6 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                                    Without Sales Charges/(1)/
                                              -------------------------------------
                                              Class A  Class B   Class L Class O/(2)/
-------------------------------------------------------------------------------------
Twelve Months Ended 11/30/03                   5.44%     N/A      4.70%     5.10%
-----------------------------------------------------------------------------------
Five Years Ended 11/30/03                      4.95      N/A       N/A      4.70
-----------------------------------------------------------------------------------
Ten Years Ended 11/30/03                       5.23      N/A       N/A       N/A
-----------------------------------------------------------------------------------
Inception* through 11/30/03                    5.92     3.25%++   4.20      5.97
-----------------------------------------------------------------------------------

                                                     With Sales Charges/(3)/
                                              -------------------------------------
                                              Class A  Class B   Class L Class O/(2)/
-------------------------------------------------------------------------------------
Twelve Months Ended 11/30/03                   3.35%     N/A      4.70%     3.06%
-----------------------------------------------------------------------------------
Five Years Ended 11/30/03                      4.52      N/A       N/A      4.49
-----------------------------------------------------------------------------------
Ten Years Ended 11/30/03                       5.03      N/A       N/A       N/A
-----------------------------------------------------------------------------------
Inception* through 11/30/03                    5.75    (1.75)%++  4.20      5.85
-----------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                    Without Sales Charges/(1)/
------------------------------------------------------------------------------------
Class A (11/30/93 through 11/30/03)                           66.57%
-------------------------------------------------------------------------------
Class B (Inception* through 11/30/03)                          3.25
-------------------------------------------------------------------------------
Class L (Inception* through 11/30/03)                          5.75
-------------------------------------------------------------------------------
Class O (Inception* through 11/30/03)/(2)/                    68.42
-------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and O shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class O shares.
(2)  On July 22, 2002, Class L shares were renamed Class O shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and O shares reflect the deduction of the maximum initial sales charges of 2.00% and 1.00%, respectively. Class O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  *  Inception dates for Class A, B, L and O shares are December 31, 1991,
     April 4, 2003, July 22, 2002 and December 5, 1994, respectively.


  7 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 HISTORICAL PERFORMANCE (UNAUDITED)


 Value of $10,000 Invested in Class A Shares of the Smith Barney Intermediate
  Maturity New York Municipals Fund vs. Lehman Brothers Municipal Bond Index and Lipper New York Intermediate Municipal Debt Funds Average+

--------------------------------------------------------------------------------

                        November 1993 -- November 2003

                             [CHART}

          Smith Barney       Lehman     Lipper New York
          Intermediate      Brothers     Intermediate
       Maturity New York    Municipal   Municipal Debt
        Municipals Fund    Bond Index    Funds Average
       -----------------   ----------   ---------------
11/93       $ 9,805         $10,000        $10,000
11/94         9,416           9,475          9,660
11/95        10,763          11,266         11,007
11/96        11,285          11,928         11,512
11/97        11,988          12,783         12,159
11/98        12,828          13,775         12,565
11/99        12,676          13,628         12,813
11/00        13,569          14,746         13,668
11/01        14,551          15,309         14,671
11/02        15,490          16,277         15,482
11/03        16,332          17,360         16,333

+ Hypothetical illustration of $10,000 invested in Class A shares on November
  30, 1993, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2003. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment-grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper New York Intermediate Municipal Debt Funds Average is an average of the Fund's peer group of mutual funds (32 funds as of November 30, 2003) investing in intermediate maturity New York tax-exempt bonds. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.



  8 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                             SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------------
Education -- 32.1%
$1,000,000 AA-       City University of New York, COP, John Jay College,
                      6.000% due 8/15/06                                                $   1,104,040
   710,000 A-        Hempstead Town Industrial Development Agency, Adelphi
                      University, Civic Facility Revenue, 5.250% due 2/1/14                   766,012
   860,000 Aaa*      Huntington Union Free School District, FGIC-Insured,
                      5.500% due 7/15/11                                                      990,849
                     Nassau County Industrial Development Agency, Civic Facility
                      Revenue, Refunded, (Hofstra University Project),
                      MBIA-Insured:
 1,250,000 AAA          5.250% due 7/1/13                                                   1,413,637
 2,000,000 AAA          5.250% due 7/1/14 (b)                                               2,259,900
 2,000,000 AAA       New York Educational Construction Fund, Series A,
                      MBIA-Insured, 6.500% due 4/1/04                                       2,035,800
                     New York State Dormitory Authority, Revenue Bonds:
                      City University System:
 2,000,000 AAA          Consolidated Second General Resolution, FGIC-Insured,
                         5.000% due 7/1/16                                                  2,146,720
 2,400,000 AAA          Refunded, AMBAC-Insured, 5.750% due 7/1/12 (b)                      2,797,080
   640,000 Aaa*        New York Law School, AMBAC-Insured, 5.200% due 7/1/08                  715,763
 5,190,000 AAA         New York University, Series A, AMBAC-Insured,
                        5.500% due 7/1/11(b)                                                5,961,130
                       NYSARC, Inc.:
 1,370,000 AAA          Series A, FSA-Insured, 5.000% due 7/1/12                            1,505,123
                        Series B:
 3,500,000 AA-           5.250% due 11/15/23 (b)                                            3,826,760
 3,500,000 AAA           FGIC-Insured, 5.250% due 11/15/29 (b)                              3,903,970
   500,000 AAA         Siena College, MBIA-Insured, 5.000% due 7/1/10                         559,280
 1,100,000 AA          St. Thomas Aquinas, 5.000% due 7/1/14                                1,173,777
                       State University Dormitory Facilities, Lease Revenue:
 4,230,000 AA-          5.250% due 7/1/13 (b)                                               4,688,321
 1,250,000 AA-          5.375% due 7/1/14                                                   1,394,862
 1,595,000 AAA         State University Educational Facilities, Series B, FSA-Insured,
                        5.250% due 5/15/13                                                  1,801,473
                       Third General Resolution:
 5,000,000 AA-          5.250% due 11/15/13 (b)                                             5,541,600
 4,950,000 AAA          IBC/MBIA-Insured, 5.250% due 11/15/12 (b)                           5,610,577
   725,000 AAA         Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15                   800,552
----------------------------------------------------------------------------------------------------
                                                                                           50,997,226
----------------------------------------------------------------------------------------------------
Finance -- 5.4%
                     City of Troy Municipal Assistance Corp., MBIA-Insured:
                       Series A:
 1,080,000 AAA          5.000% due 1/15/08                                                  1,182,622
 1,100,000 AAA          5.000% due 1/15/16                                                  1,166,440
 1,990,000 AAA         Series B, zero coupon due 1/15/19                                    1,000,652

                      See Notes to Financial Statements.

  9 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
Finance -- 5.4% (continued)
                     New York City Transitional Finance Authority Revenue:
                      Future Tax Secured:
$1,450,000 AA+          Series A, 4.750% due 11/15/16                                $   1,510,813
 1,600,000 AAA          Series B, MBIA-Insured, 5.250% due 5/1/12                        1,808,656
 1,000,000 AA+          Series C, 5.375% due 2/1/15                                      1,104,190
   600,000 A-1          Subseries C5, 1.100% due 8/1/31 (c)                                600,000
   200,000 A-1+        Recovery, Series 1, Subseries 1C, 1.050% due 11/1/22 (c)            200,000
-------------------------------------------------------------------------------------------------
                                                                                         8,573,373
-------------------------------------------------------------------------------------------------
General Obligation -- 17.3%
                     Buffalo GO:
   575,000 AAA         General Improvements, Series A, FSA-Insured,
                        4.500% due 11/15/14                                                605,285
 1,390,000 AAA         Parking Revenue, Series C, FSA-Insured,
                        4.500% due 11/15/14                                              1,463,211
 1,540,000 AAA         Series B, 4.750% due 2/1/16 (d)                                   1,714,744
 1,000,000 AAA       Erie County Public Improvement Project GO, Series A,
                      FGIC-Insured, 5.750% due 10/1/11                                   1,155,560
 1,000,000 A         Monroe County Public Improvement Project GO,
                      6.000% due 3/1/18                                                  1,162,150
 1,000,000 AAA       Nassau County GO, Combined Sewer District, Series E,
                      MBIA-Insured, 5.400% due 5/1/10                                    1,139,000
                     New York City GO:
 2,000,000 A           Series A, 7.000% due 8/1/04                                       2,077,060
 1,000,000 AAA         Series B, IBC/MBIA-Insured, 4.900% due 8/1/09                     1,108,650
   100,000 A-1         Series H, Subseries H-2, MBIA-Insured, 1.080% due 8/1/13 (c)        100,000
 1,750,000 A           Series J, 5.000% due 6/1/09                                       1,916,792
   435,000 AAA       Niagara County GO, Environmental Infrastructure, Series A,
                      MBIA-Insured, 5.250% due 8/15/13                                     494,069
   630,000 Aaa*      Nyack Union Free School District GO, FGIC-Insured,
                      5.250% due 12/15/15                                                  716,253
 5,000,000 AAA       Puerto Rico Commonwealth, Public Improvement GO, Series B,
                      FGIC-Insured, 5.500% due 7/1/12 (b)                                5,775,400
                     Pulaski Center School District GO, FGIC-Insured:
   445,000 Aaa*        5.000% due 6/15/11                                                  497,292
   780,000 Aaa*        5.000% due 6/15/12                                                  868,093
                     Suffolk County GO, Series A:
 1,000,000 AAA         FGIC-Insured, 5.250% due 8/1/13                                   1,135,330
 1,880,000 AAA         Public Improvement, Refunded, MBIA-Insured,
                        5.250% due 4/1/13                                                2,104,265
                     Yonkers GO, FGIC-Insured:
 1,125,000 AAA         Series A, 5.000% due 9/1/14                                       1,212,098
 2,050,000 AAA         Series C, 5.000% due 6/1/15                                       2,209,839
-------------------------------------------------------------------------------------------------
                                                                                        27,455,091
-------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 10 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Government Facilities -- 4.9%
                     New York State Urban Development Corp., Revenue Bonds,
                      Series A:
$5,000,000 AA-          5.500% due 1/1/17 (b)                                     $   5,568,950
 1,900,000 AA-          Correctional Facilities, 6.500% due 1/1/09                    2,224,653
-----------------------------------------------------------------------------------------------
                                                                                      7,793,603
-----------------------------------------------------------------------------------------------
Hospitals -- 3.1%
   500,000 AAA       East Rochester Housing Authority Revenue, North Park Nursing
                      Home, GNMA-Collateralized, 4.350% due 10/20/11                    532,225
                     New York State Dormitory Authority, Revenue Bonds:
 1,000,000 AA-         Mental Health Services Facilities Improvement,
                        6.000% due 2/15/12                                            1,158,270
 1,500,000 AAA         Municipal Health Facility Improvement Program, Series 1,
                        FSA-Insured, 5.500% due 1/15/14                               1,687,260
   500,000 Ba3*        Nyack Hospital, 6.250% due 7/1/13                                447,105
 1,000,000 AAA         Presbyterian Hospital, Series A, AMBAC/FHA-Insured,
                        5.500% due 2/15/07                                            1,103,680
-----------------------------------------------------------------------------------------------
                                                                                      4,928,540
-----------------------------------------------------------------------------------------------
Industrial Development -- 4.5%
   535,000 NR        Amherst Industrial Development Agency, Lease Revenue, Multi-
                      Surface Rink Complex, Series A, 5.050% due 10/1/05 (d)(e)         569,807
                     New York City IDA, Civic Facilities Revenue:
   600,000 AAA         New York University Project, AMBAC-Insured,
                        4.125% due 7/1/11                                               634,176
   500,000 Baa1*       YMCA Greater NY Project, 6.000% due 8/1/07                       551,985
   605,000 AA-       Onondaga County IDA, (Syracuse Home Association Project),
                       5.000% due 12/1/13                                               651,216
 1,000,000 A+        Syracuse IDA, Civic Facilities Revenue, (Crouse Health Inc.
                      Project), 5.000% due 1/1/10                                     1,045,760
                     Troy NY IDA, Civic Facility Revenue, Rensselaer Polytechnic
                      Institution, Series A:
 1,150,000 A+           5.500% due 9/1/11                                             1,310,632
 1,100,000 A+           5.500% due 9/1/12                                             1,254,649
 1,000,000 A+           5.500% due 9/1/13                                             1,134,970
-----------------------------------------------------------------------------------------------
                                                                                      7,153,195
-----------------------------------------------------------------------------------------------
Life Care Systems -- 0.2%
   270,000 AA        New York State Dormitory Authority Revenue, Hebrew Home
                      for the Aged, FHA-Insured, 5.625% due 2/1/17                      284,267
-----------------------------------------------------------------------------------------------
Miscellaneous -- 4.2%
 1,465,000 BBB+      Albany Parking Authority Revenue, Series B,
                      5.250% due 10/15/12                                             1,548,915
   500,000 A         Capital District Youth Center, Lease Revenue, LOC-Keybank,
                      6.000% due 2/1/17                                                 536,045

                      See Notes to Financial Statements.

 11 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Miscellaneous -- 4.2% (continued)
$  275,000 Aaa*      North Hempstead, FGIC-Insured, 5.000% due 5/15/12            $   304,733
 1,395,000 AAA       Suffolk County Judicial Facilities Agency, Service Agreement
                      Revenue, John P. Cohalan Complex, AMBAC-Insured,
                      5.750% due 10/15/11                                           1,605,924
                     Virgin Islands Public Finance Authority Revenue, Series A:
 1,580,000 BBB         5.300% due 10/1/11                                           1,688,783
 1,000,000 BBB         5.500% due 10/1/13                                           1,065,750
---------------------------------------------------------------------------------------------
                                                                                    6,750,150
---------------------------------------------------------------------------------------------
Pollution Control -- 0.5%
   750,000 BBB       Essex County Industrial Development Agency, PCR,
                      5.700% due 7/1/16 (f)                                           802,890
---------------------------------------------------------------------------------------------
Transportation -- 18.0%
                     Metropolitan Transit Authority New York:
                       Dedicated Tax Fund, Series A:
 3,000,000 AAA          FGIC-Insured, 5.250% due 11/15/11 (b)                       3,412,830
 2,000,000 AAA          FSA-Insured, 5.500% due 11/15/13 (b)                        2,293,460
                       Service Contract, Refunded, Series A:
 1,500,000 AA-          5.500% due 1/1/15                                           1,692,555
 1,000,000 AAA          FGIC-Insured, 5.000% due 7/1/12                             1,110,290
                     New York State Thruway Authority:
 1,545,000 AA-         General Revenue, Series E, 5.000% due 1/1/16                 1,639,662
                       Highway & Bridge Transportation Fund:
 1,000,000 AAA          Series A, FGIC-Insured, 5.500% due 4/1/16                   1,122,200
 1,500,000 AAA          Series B, MBIA-Insured, 5.250% due 4/1/11                   1,697,280
 1,600,000 AAA       Niagara Falls Bridge Commission, Toll Revenue, Series B,
                      FGIC-Insured, 5.250% due 10/1/15                              1,806,256
                     Port Authority of New York & New Jersey, Special Obligation
                      Revenue:
 1,000,000 NR           4th Installment, (Special Project), 6.750% due 10/1/11      1,048,570
 3,000,000 AAA          FGIC-Insured, 5.500% due 11/15/11 (b)                       3,386,550
                        JFK International Airport Terminal 6, MBIA-Insured:
 1,000,000 AAA            6.000% due 12/1/07                                        1,117,730
   415,000 AAA            6.250% due 12/1/10                                          478,864
 2,500,000 VMIG 1*      Versatile Structure Obligations,
                         1.110% due 6/1/20 (c)                                      2,500,000
                     Triborough Bridge & Tunnel Authority Revenue, General
                      Purpose:
 2,000,000 AA-          Series A, 5.250% due 1/1/14                                 2,207,340
 2,595,000 AA-          Series B, 5.250% due 11/15/14 (b)                           2,929,444
---------------------------------------------------------------------------------------------
                                                                                   28,443,031
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 12 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                         SECURITY                               VALUE
---------------------------------------------------------------------------------------------
Utilities -- 3.9%
                     Long Island Power Authority, Electric System Revenue:
$2,000,000 AAA         MBIA-Insured, 5.250% due 4/1/10 (b)                       $  2,259,780
   200,000 A-1+        Series 2, Subseries 2B, LOC-Bayerische Landes Bank
                        1.080% due 5/1/33 (c)                                         200,000
 1,000,000 AAA         Series A, FSA-Insured, 5.000% due 12/1/15                    1,071,300
 2,500,000 A-          Series B, 5.250% due 6/1/13 (b)                              2,728,325
-------------------------------------------------------------------------------------------
                                                                                    6,259,405
-------------------------------------------------------------------------------------------
Water and Sewer -- 5.9%
 3,250,000 AAA       New York City Municipal Water Finance Authority, Water &
                      Sewer System Revenue, Series D, MBIA-Insured,
                      5.000% due 6/15/15 (b)                                        3,483,285
                     New York State Environmental Facility Corp.,
                       Clean Water & Drinking:
   395,000 AAA          5.250% due 6/15/14                                            435,855
   605,000 AAA          Pre-Refunded, Escrowed with state and local government
                         securities to 6/15/08 Call @ 101, 5.250% due 6/15/14         676,590
 1,900,000 AAA          Revolving Funds, Series C, 5.250% due 6/15/14               2,118,481
 1,390,000 AAA       Suffolk County Southwest Sewer District GO, MBIA-Insured,
                      6.000% due 2/1/07 (g)                                         1,562,638
 1,000,000 AAA       Suffolk County Water Authority, Waterworks Revenue,
                      MBIA-Insured, 5.100% due 6/1/09                               1,123,420
-------------------------------------------------------------------------------------------
                                                                                    9,400,269
-------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $150,337,564**)                                    $158,841,040
-------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody's
    Investors Service.
(b) All or a portion of this security has been segregated for open futures contracts commitments.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d) Bonds escrowed to maturity with U.S. government securities are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(g) All or a portion of this security is held as collateral for open futures contracts commitments.
**  Aggregate cost for Federal income tax purposes is $150,181,053.

   See pages 14 and 15 for definitions of ratings and abbreviations.

                      See Notes to Financial Statements.

 13 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in highest rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 14 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)
ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the schedule of investments.

 15 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 STATEMENT OF ASSETS AND LIABILITIES                           NOVEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $150,337,564)                                      $158,841,040
  Cash                                                                                    73,111
  Interest receivable                                                                  2,105,150
  Receivable for Fund shares sold                                                      1,550,827
  Receivable from broker -- variation margin                                             337,969
------------------------------------------------------------------------------------------------
  Total Assets                                                                       162,908,097
------------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                      152,112
  Investment advisory fee payable                                                         34,339
  Administration fee payable                                                              26,415
  Distribution plan fees payable                                                          11,191
  Accrued expenses                                                                        46,137
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                      270,194
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $162,637,903
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $     17,884
  Capital paid in excess of par value                                                156,387,911
  Undistributed net investment income                                                    157,642
  Accumulated net realized loss from investment transactions and futures contracts    (1,025,963)
  Net unrealized appreciation of investments and futures contracts                     7,100,429
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $162,637,903
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             14,100,306
  Class B                                                                                 94,534
  Class L                                                                              2,629,225
  Class O                                                                              1,060,350
Net Asset Value:
  Class A (and redemption price)                                                           $9.09
  Class B *                                                                                $9.09
  Class L (and redemption price)                                                           $9.09
  Class O *                                                                                $9.09
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                        $9.28
  Class O (net asset value plus 1.01% of net asset value per share)                        $9.18
------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and O shares reduced by 5.00% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

 16 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED NOVEMBER 30, 2003


          INVESTMENT INCOME:
            Interest                                       $6,500,249
          -----------------------------------------------------------
          EXPENSES:
            Investment advisory fee (Note 2)                  464,089
            Distribution plan fees (Note 7)                   389,275
            Administration fee (Note 2)                       309,395
            Shareholder communications (Note 7)                42,107
            Audit and legal                                    40,137
            Registration fees                                  35,000
            Custody                                            34,332
            Shareholder servicing fees (Note 7)                28,038
            Directors' fees                                     9,273
            Other                                               6,085
          -----------------------------------------------------------
            Total Expenses                                  1,357,731
            Less: Investment advisory fee waiver (Note 2)     (61,883)
          -----------------------------------------------------------
            Net Expenses                                    1,295,848
          -----------------------------------------------------------
          Net Investment Income                             5,204,401
          -----------------------------------------------------------
          REALIZED AND UNREALIZED GAIN ON INVESTMENTS
          AND FUTURES CONTRACTS (NOTES 5 AND 6):
            Realized Gain From:
             Investment transactions                           51,401
             Futures contracts                                479,168
          -----------------------------------------------------------
            Net Realized Gain                                 530,569
          -----------------------------------------------------------
            Change in Net Unrealized Appreciation of
            Investments and Futures Contracts:
             Beginning of year                              5,135,320
             End of year                                    7,100,429
          -----------------------------------------------------------
            Increase in Net Unrealized Appreciation         1,965,109
          -----------------------------------------------------------
          Net Gain on Investments and Futures Contracts     2,495,678
          -----------------------------------------------------------
          Increase in Net Assets From Operations           $7,700,079
          -----------------------------------------------------------


                      See Notes to Financial Statements.


 17 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 STATEMENTS OF CHANGES IN NET ASSETS


                                                                         For the Years
                                                                      Ended November 30,
                                                                      2003          2002
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  5,204,401  $  3,874,244
  Net realized gain (loss)                                             530,569      (153,734)
  Increase in net unrealized appreciation                            1,965,109     2,272,780
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             7,700,079     5,993,290
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                             (5,141,672)   (3,861,765)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (5,141,672)   (3,861,765)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                                  72,393,978    69,841,775
  Net asset value of shares issued for reinvestment of dividends     3,475,365     2,754,019
  Cost of shares reacquired                                        (47,393,358)  (30,942,574)
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               28,475,985    41,653,220
--------------------------------------------------------------------------------------------
Increase in Net Assets                                              31,034,392    43,784,745
NET ASSETS:
  Beginning of year                                                131,603,511    87,818,766
--------------------------------------------------------------------------------------------
  End of year*                                                    $162,637,903  $131,603,511
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                    $157,642       $99,509
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


 18 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees;
(c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) class specific expenses are charged to each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, expired capital loss carryforwards from accumulated net realized loss amounting to $336,665 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) the

 19 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the year ended November 30, 2003 SBFM voluntarily waived 0.04% of its investment advisory fee, a total of $61,883. This waiver can be terminated at any time by SBFM.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $18,145 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

 20 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. In certain cases, Class A shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within one year from purchase payment. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

Class A, B, L and O shares that are exchanged and are not already subject to a contingent deferred sales charge, may be subject to a 1.00% contingent deferred sales charge if redemption occurs within one year of the date of the exchange.

For the year ended November 30, 2003, CGM received sales charges of approximately $472,000 and $4,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the year ended November 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                   Class A Class O
                             ---------------------
                             CDSCs $9,000  $2,000
                             ---------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

 21 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

4. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks, associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

5. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------
Purchases                                                    $37,502,911
------------------------------------------------------------------------
Sales                                                          9,591,959
------------------------------------------------------------------------

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------------------------------
Gross unrealized appreciation                                $8,874,688
Gross unrealized depreciation                                  (214,701)
------------------------------------------------------------------------
Net unrealized appreciation                                  $8,659,987
------------------------------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.


 22 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

At November 30, 2003, the Fund held the following open futures contracts:

                     Number of               Basis      Market     Unrealized
                     Contracts Expiration    Value      Value         Loss
 -----------------------------------------------------------------------------
 To Sell:
 U.S. Treasury Notes    515      12/03    $56,486,172 $57,889,219 $(1,403,047)
 -----------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, L and O shares calculated at an annual rate of 0.50%, 0.60% and 0.20%, respectively, of the average daily net assets of each class. For the year ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                        Class A  Class B Class L  Class O
      -------------------------------------------------------------------
      Rule 12b-1 Distribution Plan Fees $182,433 $2,112  $168,944 $35,786
      -------------------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                      Class A Class B Class L Class O
           ----------------------------------------------------------
           Shareholder Servicing Fees $16,409  $204   $7,385  $4,040
           ----------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class O
       ------------------------------------------------------------------
       Shareholder Communication Expenses $27,118   $51   $6,988  $7,950
       ------------------------------------------------------------------


 23 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

8. Distributions Paid to Shareholders by Class

                                    Year Ended         Year Ended
                                November 30, 2003+ November 30, 2002*
          -----------------------------------------------------------
          Net Investment Income
          Class A                   $4,174,865         $3,356,409
          Class B                        9,736                 --
          Class L                      643,600            131,866
          Class O**                    313,471            373,490
          -----------------------------------------------------------
          Total                     $5,141,672         $3,861,765
          -----------------------------------------------------------

 + For Class B shares, transactions are for the period April 4, 2003 (inception date) to November 30, 2003.
 * For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
** On July 22, 2002, Class L shares were renamed Class O shares.

9. Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $2,372,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on November 30 of the year indicated:

                             2004     2007     2008    2009      2011
       -----------------------------------------------------------------
       Carryforward Amounts $76,000 $454,000 $329,000 $32,000 $1,481,000
       -----------------------------------------------------------------

In addition, the Fund had $56,328 of capital losses realized after October 31, 2003 which were deferred for tax purposes to the first day of the following fiscal year.

10. Income Tax Information and Distributions to Shareholders

At November 30, 2003, the tax basis components of distributable earnings were:

                  --------------------------------------------
                  Undistributed tax-exempt income $   157,907
                  --------------------------------------------
                  Accumulated capital losses       (2,372,682)
                  --------------------------------------------
                  Unrealized appreciation           8,659,987
                  --------------------------------------------

 24 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended November 30, 2003 was:

                          ----------------------------
                          Tax-exempt income $5,141,672
                          ----------------------------

11. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective July 22, 2002, the Fund redesignated the existing Class L shares as Class O shares. In addition, effective April 4, 2003 and July 22, 2002, new Class B and Class L shares were created, respectively.

Transactions in shares of each class were as follows:

                                     Year Ended                Year Ended
                                 November 30, 2003+        November 30, 2002*
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                    5,744,521  $ 51,929,093   5,108,243  $ 45,402,799
Shares issued on reinvestment    304,002     2,742,477     265,819     2,346,218
Shares reacquired             (3,693,984)  (33,282,575) (2,632,491)  (23,271,715)
---------------------------------------------------------------------------------
Net Increase                   2,354,539  $ 21,388,995   2,741,571  $ 24,477,302
---------------------------------------------------------------------------------
Class B
Shares sold                      103,380  $    927,156          --            --
Shares issued on reinvestment        877         7,916          --            --
Shares reacquired                 (9,723)      (87,601)         --            --
---------------------------------------------------------------------------------
Net Increase                      94,534  $    847,471          --            --
---------------------------------------------------------------------------------


 25 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

                                     Year Ended               Year Ended
                                 November 30, 2003+       November 30, 2002*
                              ------------------------  ----------------------
                                Shares       Amount       Shares      Amount
-------------------------------------------------------------------------------
Class L
Shares sold                    2,115,150  $ 19,096,019  2,371,550  $21,408,054
Shares issued on reinvestment     53,347       481,577     10,826       97,192
Shares reacquired             (1,291,833)  (11,648,429)  (629,815)  (5,653,339)
-------------------------------------------------------------------------------
Net Increase                     876,664  $  7,929,167  1,752,561  $15,851,907
-------------------------------------------------------------------------------
Class O**
Shares sold                       48,860  $    441,710    345,402  $ 3,030,922
Shares issued on reinvestment     26,988       243,395     35,256      310,609
Shares reacquired               (263,633)   (2,374,753)  (228,802)  (2,017,520)
-------------------------------------------------------------------------------
Net Increase (Decrease)         (187,785) $ (1,689,648)   151,856  $ 1,324,011
-------------------------------------------------------------------------------

 + For Class B shares, transactions are for the period April 4, 2003 (inception date) to November 30, 2003.
 * For Class L shares, transactions are for the period July 22, 2002 (inception date) to November 30, 2002.
** On July 22, 2002, Class L shares were renamed Class O shares.

12. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

 26 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

 27 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                  2003/(1)/   2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $ 8.92     $ 8.70    $ 8.46    $ 8.28    $ 8.76
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/                     0.31       0.33      0.37      0.39      0.38
  Net realized and unrealized gain (loss)/(3)/      0.17       0.22      0.24      0.18     (0.48)
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.48       0.55      0.61      0.57     (0.10)
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.31)     (0.33)    (0.37)    (0.39)    (0.38)
-----------------------------------------------------------------------------------------------
Total Distributions                                (0.31)     (0.33)    (0.37)    (0.39)    (0.38)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $ 9.09     $ 8.92    $ 8.70    $ 8.46    $ 8.28
-----------------------------------------------------------------------------------------------
Total Return/(4)/                                   5.44%      6.45%     7.24%     7.04%    (1.18)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $128,228   $104,823   $78,293   $53,248   $59,896
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                                     0.72%      0.69%     0.65%     0.75%     0.73%
  Net investment income/(3)/                        3.48       3.76      4.20      4.67      4.47
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                7%         8%        9%       10%       23%
-----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The investment adviser has waived all or part of its fees for the five years ended November 30, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been as follows:

            Per Share Decreases to            Expense Ratios
            Net Investment Income           Without Fee Waivers
        ------------------------------ ----------------------------
         2003  2002  2001  2000  1999  2003  2002  2001  2000  1999
        -----  ----- ----- ----- ----- ----  ----  ----  ----  ----
Class A $0.00* $0.01 $0.01 $0.01 $0.01 0.76% 0.79% 0.79% 0.89% 0.88%

(3) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.


 28 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

For a share of each class of beneficial interest outstanding throughout the period ended November 30:

Class B Shares                                                    2003/(1)(2)/
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $ 8.97
----------------------------------------------------------------------------
Income From Operations:
 Net investment income/(3)/                                           0.17
 Net realized and unrealized gain                                     0.12
----------------------------------------------------------------------------
Total Income From Operations                                          0.29
----------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.17)
----------------------------------------------------------------------------
Total Distributions                                                  (0.17)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                      $ 9.09
----------------------------------------------------------------------------
Total Return/(4)++/                                                   3.25%
----------------------------------------------------------------------------
Net Assets, End of Period (000s)                                      $860
----------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses/(3)/                                                        1.25%
 Net investment income                                                3.02
----------------------------------------------------------------------------
Portfolio Turnover Rate                                                  7%
----------------------------------------------------------------------------

(1) For the period April 4, 2003 (inception date) to November 30, 2003.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or part of its fees for the period ended November 30, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been as follows:

                        Per Share Decrease to   Expense Ratio
                        Net Investment Income Without Fee Waiver
                        --------------------- ------------------
                                2003                 2003
                                ----                 ----
                Class B        $0.00*               1.29%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

 29 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                                                     2003/(1)/  2002/(1)(2)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                  $ 8.93      $ 8.95
---------------------------------------------------------------------------------------
Income From Operations:
 Net investment income/(3)/                                           0.25        0.09
 Net realized and unrealized gain                                     0.16        0.00*
---------------------------------------------------------------------------------------
Total Income From Operations                                          0.41        0.09
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.25)      (0.11)
---------------------------------------------------------------------------------------
Total Distributions                                                  (0.25)      (0.11)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year                                        $ 9.09      $ 8.93
---------------------------------------------------------------------------------------
Total Return/(4)/                                                     4.70%       1.00%++
---------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                     $23,911     $15,649
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                                                        1.36%       1.37%+
 Net investment income                                                2.84        2.90+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  7%          8%
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period July 22, 2002 (inception date) to November 30, 2002.
(3) The investment adviser has waived all or part of its fees for the year ended November 30, 2003 and for the period ended November 30, 2002. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                              Per Share Decreases to   Expense Ratios
                              Net Investment Income    Without Fee Waivers
                              ---------------------    -------------------
                               2003         2002       2003       2002
                               ----         ----       ----       ----
                      Class L $0.00*       $0.00*      1.40%     1.41%+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

 30 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                                  2003/(1)/   2002/(1)(2)/   2001/(1)/   2000/(1)/  1999/(1)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $ 8.92       $ 8.69       $ 8.46      $ 8.27     $ 8.76
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)(4)/                    0.28         0.31         0.35        0.37       0.37
  Net realized and unrealized gain (loss)/(4)/     0.17         0.23         0.23        0.19      (0.50)
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.45         0.54         0.58        0.56      (0.13)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.28)       (0.31)       (0.35)      (0.37)     (0.36)
-----------------------------------------------------------------------------------------------------------
Total Distributions                               (0.28)       (0.31)       (0.35)      (0.37)     (0.36)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $ 9.09       $ 8.92       $ 8.69      $ 8.46     $ 8.27
-----------------------------------------------------------------------------------------------------------
Total Return/(5)/                                  5.10%        6.30%        6.87%       6.97%     (1.49)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $9,639      $11,132       $9,526      $4,946     $4,957
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    1.02%        0.95%        0.92%       0.94%      0.92%
  Net investment income/(4)/                       3.17         3.52         3.93        4.48       4.28
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               7%           8%           9%         10%        23%
-----------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) On July 22, 2002, Class L shares were renamed Class O shares.
(3) The investment adviser has waived all or part of its fees for the five years ended November 30, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratios would have been as follows:

            Per Share Decreases to            Expense Ratios
            Net Investment Income           Without Fee Waivers
        ------------------------------ ----------------------------
         2003  2002  2001  2000  1999  2003  2002  2001  2000  1999
        -----  ----- ----- ----- ----- ----  ----  ----  ----  ----
Class O $0.00* $0.01 $0.01 $0.01 $0.01 1.06% 1.05% 1.06% 1.08% 1.07%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.

 31 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees
of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") of Smith Barney Investment Trust ("Trust") as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
New York, New York
January 13, 2004


 32 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Trustees and Officers

The business and affairs of the Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                           Number of
                                      Term of                             Portfolios        Other
                                    Office* and         Principal           in Fund         Board
                        Position(s)   Length          Occupation(s)         Complex      Memberships
                         Held with    of Time          During Past        Overseen by      Held by
Name, Address and Age      Fund       Served           Five Years           Trustee        Trustee
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Non-Interested Trustees:

Herbert Barg**            Trustee      Since    Retired                       42            None
1460 Drayton Lane                      1995
Wynnewood, PA 19096
Age 80

Dwight B. Crane           Trustee      Since    Professor, Harvard            49            None
Harvard Business School                1995     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett           Trustee      Since    President, Dorsett McCabe     27            None
201 East 62nd Street                   1991     Capital Management Inc.;
New York, NY 10021                              Chief Investment Officer,
Age 73                                          Leeb Capital
                                                Management, Inc.
                                                (since 1999)

Elliot S. Jaffe           Trustee      Since    Chairman of the Board         27      The Dress Barn
The Dress Barn Inc.                    1991     of The Dress Barn Inc.                Inc.; Zweig Total
Executive Office                                                                      Return Fund;
30 Dunnigan Drive                                                                     Zweig Fund, Inc.
Suffern, NY 10901
Age 77

Stephen E. Kaufman        Trustee      Since    Attorney                      55            None
Stephen E. Kaufman PC                  1995
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann          Trustee      Since    Retired                       27            None
200 Oak Park Place                     1995
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.    Trustee      Since    Chief Executive Officer,      27            None
Meadowbrook Village                    1991     Performance Learning
Building 1, Apt. 6                              Systems
West Lebanon, NH 03784
Age 71


 33 Smith Barney Intermediate Maturity New York Municipals Fund  | 2003 Annual
                                    Report

                                                                                     Number of
                                            Term of                                 Portfolios     Other
                                          Office* and           Principal             in Fund      Board
                            Position(s)     Length            Occupation(s)           Complex   Memberships
                             Held with      of Time            During Past          Overseen by   Held by
Name, Address and Age          Fund         Served             Five Years             Trustee     Trustee
-----------------------------------------------------------------------------------------------------------

Interested Trustee:

R. Jay Gerken, CFA***      Chairman,         Since    Managing Director of              221        None
Citigroup Asset Management President and     2002     Citigroup Global Markets
("CAM")                    Chief                      Inc. ("CGM"); Chairman,
399 Park Avenue            Executive                  President and Chief
4th Floor                  Officer                    Executive Officer of Smith
New York, NY 10022                                    Barney Fund Management
Age 52                                                LLC ("SBFM"), Travelers
                                                      Investment Adviser, Inc
                                                      ("TIA") and Citi Fund
                                                      Management Inc.
                                                      ("CFM"); President and
                                                      Chief Executive Officer of
                                                      certain mutual funds
                                                      associated with
                                                      Citigroup Inc. ("Citigroup");
                                                      Formerly, Portfolio
                                                      Manager of Smith Barney
                                                      Allocation Series Inc.
                                                      (from 1996 to 2001) and
                                                      Smith Barney Growth and
                                                      Income Fund (from 1996
                                                      to 2000)

Officers:

Andrew B. Shoup            Senior Vice       Since    Director of CAM; Senior           N/A        N/A
CAM                        President and     2003     Vice President and Chief
125 Broad Street           Chief                      Administrative Officer of
10th Floor                 Administrative             mutual funds associated
New York, NY 10004         Officer                    with Citigroup; Head of
Age 47                                                International Funds
                                                      Administration of CAM
                                                      (from 2001 to 2003);
                                                      Director of Global Funds
                                                      Administration of CAM
                                                      (from 2000 to 2001);
                                                      Head of U.S. Citibank
                                                      Funds Administration of
                                                      CAM (from 1998 to 2000)

Richard L. Peteka          Chief             Since    Director of CGM; Chief            N/A        N/A
CAM                        Financial         2002     Financial Officer and
125 Broad Street           Officer and                Treasurer of certain mutual
11th Floor                 Treasurer                  funds associated with
New York, NY 10004                                    Citigroup; Director and
Age 42                                                Head of Internal Control
                                                      for CAM U.S. Mutual Fund
                                                      Administration (from 1999
                                                      to 2002); Vice President,
                                                      Head of Mutual Fund
                                                      Administration and
                                                      Treasurer at Oppenheimer
                                                      Capital (from 1996 to
                                                      1999)

Joseph P. Deane            Vice President    Since    Managing Director of              N/A        N/A
CAM                        and               1999     CAM; Investment
399 Park Avenue            Investment                 Officer of SBFM
New York, NY 10022         Officer
Age 54

 34 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

                                                                              Number of
                                       Term of                               Portfolios     Other
                                     Office* and          Principal            in Fund      Board
                         Position(s)   Length           Occupation(s)          Complex   Memberships
                          Held with    of Time           During Past         Overseen by   Held by
Name, Address and Age       Fund       Served            Five Years            Trustee     Trustee
----------------------------------------------------------------------------------------------------

Kaprel Ozsolak           Controller     Since    Vice President of CGM;          N/A         N/A
CAM                                     2002     Controller of certain funds
125 Broad Street                                 associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel        Secretary      Since    Managing Director and           N/A         N/A
CAM                      and Chief      2003     General Counsel of
300 First Stamford Place Legal                   Global Mutual Funds for
4th Floor                Officer                 CAM and its predecessor
Stamford, CT 06902                               (since 1994); Secretary of
Age 48                                           CFM; Secretary and Chief
                                                 Legal Officer of mutual
                                                 funds associated with
                                                 Citigroup

--------
  * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
 ** Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 35 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes the Fund hereby designates for the fiscal year ended November 30, 2003:

  . 100% of the dividends paid by the Fund from net investment income as tax exempt for Federal income tax purposes.

 36 Smith Barney Intermediate Maturity New York Municipals Fund | 2003 Annual
                                    Report

                                  SMITH BARNEY
                                  INTERMEDIATE
                       MATURITY NEW YORK MUNICIPALS FUND



TRUSTEES                                                INVESTMENT ADVISER
Herbert Barg*                                           AND ADMINISTRATOR
Dwight B. Crane                                         Smith Barney Fund
Burt N. Dorsett                                          Management LLC
R. Jay Gerken, CFA
  Chairman                                              DISTRIBUTOR
Elliot S. Jaffe                                         Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann                                        CUSTODIAN
Cornelius C. Rose, Jr.                                  State Street Bank and
                                                         Trust Company
OFFICERS
R. Jay Gerken, CFA                                      TRANSFER AGENT
President and Chief                                     Citicorp Trust Bank, fsb.
Executive Officer                                       125 Broad Street, 11th Floor
                                                        New York, New York 10004
Andrew B. Shoup
Senior Vice President                                   SUB-TRANSFER AGENT
and Chief                                               PFPC Inc.
Administrative Officer                                  P.O. Box 9699
                                                        Providence, Rhode Island
Richard L. Peteka                                       02940-9699
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

*Mr. Barg became Trustee Emeritus on December 31, 2003.


  Smith Barney Investment Trust



  Smith Barney Intermediate Maturity New York Municipals Fund
  The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.


  This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity New York Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INTERMEDIATE MATURITY
  NEW YORK MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0311 1/04                                                             03-5869

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99. CERT   Certifications pursuant to section 302 of the
                            Sarbanes-Oxley Act of 2002

         Exhibit 99.906 CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: January 30, 2004